Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	May 31, 2017
Brand Value ETF | Brand Value ETF
Prospectus:
Trading Symbol	BVAL